COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases its facilities under various operating lease agreements, which expire through 2022. In addition, the Company leases certain motor vehicles under certain car operating lease agreements which expire through 2019. The minimum lease payments under operating leases as of December 31, 2016 are as follows:

	Lease of premises	Lease of motor vehicles

2017	$3,940	$268
2018	3,920	193
2019	4,042	105
2020	4,050	-
2021	4,057
Thereafter	2,632	-

	$22,641	$566

Total lease expense for the years ended December 31, 2014, 2015 and 2016 was $2,309, $2,653 and $3,649, respectively.

Total motor vehicle lease expense for the years ended December 31, 2014, 2015 and 2016 was  $369, $435 and $511, respectively.

b.	Pledges and bank guarantees:

The Company pledged a bank deposit of $1,236 mainly in respect of an office lease agreement and hedging transactions. This balance is presented as part of short-term bank deposits and other long-term assets.

The Company obtained bank guarantees of $1,045, primarily in connection with an office lease agreement.